Leases (Details) - Schedule of weighted average remaining lease terms and discount rates for all operating leases	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Weighted Average Remaining Lease Terms And Discount Rates For All Operating Leases Abstract
Weighted average remaining lease term (years)	4 years 6 months 21 days	1 year 2 months 23 days
Weighted average discount rate	7.03%	8.64%